FAIR VALUE MEASUREMENTS - Non-Financial Assets Valued on a Non-Recurring Basis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Fair Value Measurements
Impairments of long-lived assets	$ 0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Measurements
Impairments of long-lived assets	$ 0